UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149

Name of Fund: Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund

FFI Government Fund

FFI Treasury Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, Funds For Institutions Series, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2017 – 06/30/2018

Item 1 – Proxy Voting Record – Each series of the registrant other than FFI Government Fund and FFI Treasury Fund is a feeder fund in a master/feeder structure and as such holds interests in the corresponding series of Master Institutional Money Market LLC (the “Master LLC”). Voting records of the Master LLC can be found by accessing the Form N-PX filed by the Master LLC (Investment Company Act file no. 811-10631, CIK no. 0001161852) on August 30, 2018.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05149
Reporting Period: 07/01/2017 - 06/30/2018
Funds For Institutions Series

=============== BlackRock Premier Government Institutional Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== BlackRock Select Treasury Strategies Institutional Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== BlackRock Treasury Strategies Institutional Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= FFI Government Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================== FFI Treasury Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
Funds For Institutions Series
Date:	August 30, 2018